Summary of Significant Accounting Policies (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive

	June 30,	June 30,
	2023	2022
Convertible preferred shares	—	13,510,415
Shares issuable upon exercise of the Warrants to purchase Class A Ordinary Shares	12,809,996	—
Shares issuable upon exercise of options to purchase Class A Ordinary Shares	5,681,471	383,371
Shares issuable upon exercise of Z33 Series Seed Preferred Shares call option	2,000,000	—
Restricted share units	1,398,011	—
Total	21,889,478	13,893,786

For the Period from
January 18, 2022
(date of inception) to
December 31, 2022
Shares issuable upon conversion of Series A-1 convertible preferred shares	125,000
Shares issuable upon exercise of options to purchase Ordinary Shares	3,547
Total	128,547